Stock-Based Compensation (Details 1) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Stock option activity
Stock Options outstanding, Beginning Balance	8.7
Stock Options outstanding, Weighted Average Exercise Price Per Share, Beginning Balance	$ 29.72
Stock Options, Granted	0.3
Stock Options, Granted Weighted Average Exercise Price Per Share	$ 61.28
Stock Options, Exercised	(2.3)
Stock Options, Exercised Weighted Average Exercise Price Per Share	$ 31.01
Stock Options, Forfeited, Canceled or Expired	0
Stock Options, Forfeited, Canceled or Expired Weighted Average Exercise Price Per Share	$ 0.00
Stock Options outstanding, Ending Balance	6.7
Stock Options outstanding, Weighted Average Exercise Price Per Share, Ending Balance	$ 30.70
Stock Options, Exercisable	3.6
Stock Options, Exercisable Weighted Average Exercise Price Per Share	$ 39.53